Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2024
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
USA Mutuals All Seasons Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	USA Mutuals All Seasons Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

USA Mutuals All Seasons Fund

Institutional Class – UNAVX Class Z – ZNAVX* *Class Z Shares are not currently offered for sale.
a series of Northern Lights Fund Trust IV

Supplement dated July 29, 2024

To the Prospectus and Summary Prospectus
of USA Mutuals All Seasons Fund (the “Fund”), each dated July 29, 2024

______________________________________________________________________

The Board of Trustees of the Northern Lights Fund Trust IV has approved clarifying the Fund’s investment objective to that stated in the Fund’s Prospectus and Summary Prospectus. The change in the Fund’s investment objective will be effective on September 27, 2024.

Therefore, the section entitled “Investment Objective” beginning on page 7 of the Prospectus and page 1 of the Summary Prospectus is deleted in its entirety and replaced with the current investment objective until September 27, 2024 as follows:

The Fund seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets.

The corresponding information in the section entitled “Investment Objective” beginning on page 11 of the Prospectus is also deleted in its entirety and replaced with the following until September 27, 2024:

Fund	Investment Objective
USA Mutuals All Seasons Fund (“All Seasons Fund”)	seeks capital appreciation and capital preservation with lower volatility throughout market cycles – highly correlated with the Standard & Poor’s (“S&P”) 500® Index in bull markets, and less or negatively correlated in bear markets

______________________________________________________________________

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated July 29, 2024, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents may be obtained without charge by visiting www.usamutuals.com or by calling 1-866-264-8783.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE